Leases (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)		Jun. 30, 2024 CNY (¥)
Leases [Line Items]
Sublease income	¥ 6,302,264	$ 880,377	[1]	¥ 3,056,058	[1]
Sublease cost	5,054,269	706,042		2,913,502
Total operating lease expenses	4,748,175	663,282		6,617,610
Lease termination gain (loss)	¥ 107,025	$ 14,951		¥ (310,673)

[1]	For the six months ended June 30, 2024, the Group incurred sublease income of RMB 3,056,058, and sublease cost of RMB 2,913,502. For the six months ended June 30, 2025, the Group incurred sublease income of RMB 6,302,264 (US$880,377), and sublease cost of RMB 5,054,269 (US$706,042).